DLA Piper LLP (US) 4365 Executive Drive, Suite 1100 San Diego, California 92121-2133 www.dlapiper.com Michael S. Kagnoff michael.kagnoff@dlapiper.com T 858.638.6722 F 858.638.5122

May 24, 2010

Celia A. Soehner

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street NE

Washington, D.C. 20549

Re:	GenMark Diagnostics
Amendments No. 2 and No. 3 to the Registration Statement on Form S-1
Filed May 13, 2010 and May 21, 2010
File No. 333-165562

Dear Ms. Soehner:

This letter responds to the letter of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), dated May 24, 2010, to Jon Faiz Kayyem, President and Chief Executive Officer of GenMark Diagnostics, Inc. (“GenMark”) regarding Amendments No. 2 and 3 to the Form S-1, File No. 333-165562 (the “Registration Statement”), filed by the Company on May 13, 2010 and May 21, 2010, respectively. As used in this letter, the “Company” refers to GenMark and its predecessor Osmetech plc (“Osmetech”), on a consolidated basis.

This letter sets forth the comment of the Staff in the comment letter (numbered in accordance with the comment letter) and, following the comment, sets forth the Company’s response. We are enclosing a copy of Amendment No. 4 to the Registration Statement, together with a copy that is marked to show the changes from the previous filings.

Prospectus Summary, page 1

1.	We note your response to prior comment 2.

•	Regarding the disclosure that you have added on page ii, please tell us what other “certain market research information” that appears in the prospectus has been paid for by the company.

•

With respect to your response to the third bullet point, while we note that the row entitled “Number of U.S. orgs” aggregates to approximately 5,000 laboratories and hospitals, it remains unclear how you have determined that your target user base will increase to that number. For example, will all “government-run hospitals” have a need for your products? It also is unclear why your disclosure does not limit your addressable market to the aggregate of the “Number of U.S. orgs performing molecular diagnostics.” Please expand your response to advise.

May 24, 2010

Page Two

•

We note your revised disclosure on page 57 in response to the fourth bullet point and reissue that portion of the comment. Please quantify what portion or percentage of the $1.1 billion market that you cite is represented by the “small and emerging multiplex diagnostic segment.”

Response: In response to the Staff’s comments, we note the following:

•

Pursuant to the Staff’s comment, we have revised page ii of the prospectus to state that the Company has paid for market research information from LEK and Kalorama. It has not paid for any other market research information in the prospectus.

•

In response to the Staff’s comment, the Company anticipates it will target all hospitals and laboratories, including all government-run hospitals and smaller hospitals and laboratories. The Company’s proprietary technology eliminates the need for time consuming and complex sample preparation steps and allows technicians to place a minimally prepared patient sample into its test cartridge. The Company believes this enhanced workflow will reduce the significant hurdles currently faced by government-run hospitals and smaller hospitals and laboratories to initiate molecular diagnostic testing at limited volumes. As a result, the “Number of U.S. orgs” aggregates to approximately 5,000 laboratories and hospitals, some of which do not currently perform molecular diagnostics testing but which the Company believes are candidates to perform such testing in the future.

•	Pursuant to the Staff’s comment, we have revised page 57 of the prospectus to state that the Company’s management estimates the market segment to be between $50 million and $100 million.

Principal Stockholders, page 98

2.	We refer to prior comment 7 and note that you have not identified the natural persons who have or share voting and/or dispositive power with respect to shares held by Gartmore Investment Limited and Schroders Investment Management Ltd. We note further that you have not disclosed the natural persons with voting power with respect to the shares held by FMR, LLC. Please note in this regard that Rule 13d-3 includes as a beneficial owner any person who shares voting or investment power. Accordingly, we reissue comment 36 from our letter dated April 15, 2010.

Response: Pursuant to the Staff’s comment, we have revised the disclosure on page 99 of the prospectus to list the natural persons who have voting power over the shares held by Gartmore Investment Limited, Schroders Investment Management Ltd. and FMR, LLC.

May 24, 2010

Page Three

Amendment No. 3 filed May 21, 2010

Exhibit 5.1

3.	Please ensure that the opinion provided in Exhibit 5.1 is dated. Further, given the second sentence of the final paragraph, please provide an opinion as of the effective date of the registration statement.

Response: Pursuant to the Staff’s comment, we have revised Exhibit 5.1 accordingly.

***

In addition, the Company has requested acceleration of the effective date of the pending Registration Statement and furnished a letter, at the time of its request, acknowledging that:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it will not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the Staff acting pursuant to delegated authority, in declaring the filing effective, will not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•

the Company may not assert Staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

* * *

If you require any additional information on these issues, or if we can provide you with any other information that will facilitate your continued review of this filing, please advise us at your earliest convenience. You may reach me at 858.638.6722.

May 24, 2010

Page Four

Very truly yours,

DLA Piper LLP (US)

/s/ Michael S. Kagnoff

Michael S. Kagnoff

Partner